Organization and Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business

Organization

Unless indicated otherwise, the terms “our,” “we,” “us” and similar language refer to Magellan Midstream Partners, L.P. together with its subsidiaries. Magellan Midstream Partners, L.P. is a Delaware limited partnership, and its common units are traded on the New York Stock Exchange under the ticker symbol “MMP.” Magellan GP, LLC, a wholly owned Delaware limited liability company, serves as its general partner.

During first quarter 2020, we completed a reorganization of our reportable segments.  This reorganization was effected to reflect changes in the management of our business in conjunction with the sale of three of our marine terminals.  Five of our marine terminals, including the terminals sold during first quarter, were combined with our refined products segment and one terminal was combined with our crude oil segment based on the predominant types of product stored at the facilities.  Accordingly, we have restated our segment disclosures for all previous periods included in this report.

Description of Business

We are principally engaged in the transportation, storage and distribution of refined petroleum products and crude oil. As of December 31, 2019, our asset portfolio consisted of:

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our refined products segment, comprised of our approximately 9,800-mile refined products pipeline system with 53 terminals as well as 25 independent terminals not connected to our pipeline system and five marine terminals (one of which is owned through a joint venture); and

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our crude oil segment, comprised of approximately 2,200 miles of crude oil pipelines, a condensate splitter and 37 million barrels of aggregate storage capacity, of which approximately 25 million barrels are used for contract storage. Approximately 1,000 miles of these pipelines, the condensate splitter and 30 million barrels of this storage capacity (including 22 million barrels used for contract storage) are wholly-owned, with the remainder owned through joint ventures; and

Description of Products

Terminology common in our industry includes the following terms, which describe products that we transport, store, distribute or otherwise handle through our petroleum pipelines and terminals:

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refined products are the output from crude oil refineries that are primarily used as fuels by consumers. Refined products include gasoline, diesel fuel, aviation fuel, kerosene and heating oil.  Diesel fuel, kerosene and heating oil are also referred to as distillate;

•	transmix is a mixture of refined products that forms when transported in pipelines. Transmix is fractionated and blended into usable refined products;

•	liquefied petroleum gases, or LPGs, are liquids produced as by-products of the crude oil refining process and in connection with natural gas production. LPGs include butane and propane;

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blendstocks are products blended with refined products to change or enhance their characteristics such as increasing a gasoline’s octane or oxygen content. Blendstocks include alkylates, oxygenates and natural gasoline;

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heavy oils and feedstocks are products used as burner fuels or feedstocks for further processing by refineries and petrochemical facilities. Heavy oils and feedstocks include No. 6 fuel oil and vacuum gas oil;

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crude oil, which includes condensate, is a naturally occurring unrefined petroleum product recovered from underground that is used as feedstock by refineries, splitters and petrochemical facilities; and

•	biofuels, such as ethanol and biodiesel, are fuels derived from living materials and typically blended with other refined products as required by government mandates.

We use the term petroleum products to describe any, or a combination, of the above-noted products.